Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net profit (loss)	$ 43,844	$ (607,062)	$ 247,002
Adjustments for:
Income tax expense	10,846	(23,717)	46,437
Finance cost	76,234	73,045	57,432
Finance income	(10,849)	(19,963)	(24,405)
Depreciation and amortization	239,946	259,336	282,080
(Reversal) impairment of non finacial assets	(5,441)	243,097	89,344
Disposal of non financial assets	4,260	4,635	3,850
Impairment of financial assets	1,516	1,570	483
Allowance for obsolescence of expendable parts and supplies	30	47	164
Share-based compensation expense	7,097	5,263	6,149
Net change in fair value of derivatives	22,778	107,139	0
Unrealized loss on investment	274	0	0
Net foreign exchange differences	44,853	44,328	45,086
Change in:
Accounts receivable	(35,645)	71,625	(17,054)
Accounts receivable from related parties	(403)	(1,282)	76
Other current assets	(4,599)	11,148	15,653
Other assets	(6,786)	8,895	20,678
Accounts payable	49,285	(55,718)	(2,984)
Accounts payable from related parties	4,978	(11,116)	(587)
Air traffic liability	86,636	(26,679)	25,698
Frequent flyer deferred revenue	3,901	10,887	12,512
Other liability	6,450	(36,975)	48,400
Cash from operating activities	538,845	58,503	856,014
Income tax paid	(3,904)	(37,631)	(42,999)
Interest paid	(40,170)	(41,938)	(52,234)
Interest received	12,514	26,343	24,102
Net cash from operating activities	507,285	5,277	784,883
Investing activities
Acquisition of investments	(1,117,214)	(904,570)	(711,045)
Proceeds from redemption of investments	1,001,268	840,627	589,602
Advance payments on aircraft purchase contracts and other	(276,939)	0	(75,428)
Reimbursement of advance payments on aircraft purchase contracts	70,800	0	48,262
Acquisition of property and equipment	(206,795)	(44,065)	(62,397)
Proceeds from sale of property and equipment	81,336	30,666	43,603
Acquisition of intangible assets	(11,591)	(16,419)	(25,465)
Net cash used in investing activities	(459,135)	(93,761)	(192,868)
Financing activities
Proceeds from issue of convertible notes, net of costs	0	342,898	0
Proceeds from new borrowings	352,278	145,000	95,000
Payments on loans and borrowings	(142,233)	(267,086)	(426,827)
Payment of lease liability	(80,992)	(93,213)	(103,069)
Repurchase of treasury shares	(40,514)	0	0
Dividends paid	0	(33,990)	(110,438)
Net cash from (used) in financing activities	88,539	93,609	(545,334)
Net increase in cash and cash equivalents	136,689	5,125	46,681
Cash and cash equivalent at Beginning value	119,065	158,732	156,158
Effect of exchange rate change on cash	(44,673)	(44,792)	(44,107)
Cash and cash equivalent at Ending balance	$ 211,081	$ 119,065	$ 158,732